Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Stock Based Compensation (Textuals) [Abstract]
Authorized Number of Common Shares to be Issued Under the AEP Long-term Incentive Plan	20,000,000
Maximum Shares That May be Used for Performance Units, Restricted Shares and Restricted Stock	10,000,000
Number of Shares Remaining Available for Issuance Under the AEP Long-Term Incentive Plan	15,825,643
Employee Stock Option [Member]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised
Intrinsic Value of Options Exercised	$ 0	[1]	$ 3,105,000	[1]	$ 1,699,000	[1]
Stock Options Outstanding and Exercisable
Number of Options Outstanding and Exercisable	0		0		188,000
Weighted Average Exercise Price, Options Exercisable					$ 30.17
Summary of Stock Option Transactions
Options, Outstanding, Beginning Balance	0		188,000		321,000
Weighted Average Exercise Price, Outstanding, Beginning Balance			$ 30.17		$ 29.35
Options, Granted	0		0		0
Options, Exercised/Converted	0		(187,000)		(128,000)
Weighted Average Exercise Price, Exercised/Converted			$ 30.18		$ 28.21
Options, Forfeited/Expired	0		(1,000)		(5,000)
Weighted Average Exercise Price, Forfeited/Expired			$ 27.95		$ 27.26
Options, Outstanding, Ending Balance	0		0		188,000
Weighted Average Exercise Price, Outstanding, Ending Balance					$ 30.17
Options Exercisable	0		0		188,000
Weighted Average Exercise Price, Options Exercisable					$ 30.17
Performance Units [Member]
Performance Units
Awarded Units	17,000		1,284,000		546,000
Weighted Average Grant Date Fair Value, Granted	$ 49.73		$ 46.23		$ 41.38
Vesting Period (in years)	3 years		3 years		3 years
Performance Units and Reinvested Dividends on Outstanding Performance Units
Awarded Units	17,000		1,284,000		546,000
Weighted Average Grant Date Fair Value, Granted	$ 49.73		$ 46.23		$ 41.38
Certified Performance Scores and Units Earned
Certified Performance Score	147.80%		118.80%		99.70%
Performance Units Earned	889,697		749,219		1,096,572
Performance Units Manditorily Deferred as AEP Career Shares	40,831		72,883		51,056
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	39,526		39,691		26,337
Performance Units to be Paid in Cash	809,340		636,645		1,019,179
Cash Payouts
Cash Payouts for Performance Units	29,263,000		43,925,000		44,968,000
Cash Payouts for AEP Career Share Distributions	4,324,000		3,675,000		11,027,000
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value	$ 49.73		$ 46.23		$ 41.38
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted	$ 49.73		$ 46.23		$ 41.38
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value	$ 49.73		$ 46.23		$ 41.38
Stock Based Compensation (Textuals) [Abstract]
Performance Score by HR Committee, Lower Range	0.00%
Performance Score by HR Committee, Higher Range	200.00%
Performance Units and AEP Career Shares Reinvested Dividends Portion For [Member]
Performance Units
Awarded Units	99,000		101,000		138,000
Weighted Average Grant Date Fair Value, Granted	$ 53.35		$ 45.42		$ 40.97
Performance Units and Reinvested Dividends on Outstanding Performance Units
Awarded Units	99,000		101,000		138,000
Weighted Average Grant Date Fair Value, Granted	$ 53.35		$ 45.42		$ 40.97
Vesting Period (in years)	(a)	[2]	(a)	[2]	(a)	[2]
Restricted Stock Units Including Units Awarded for Dividends
Weighted Average Grant Date Fair Value	$ 53.35		$ 45.42		$ 40.97
Status of Nonvested Restricted Shares and Restricted Stock Units
Weighted Average Grant Date Fair Value, Granted	$ 53.35		$ 45.42		$ 40.97
Stock Unit Accumulation Plan for Non-employee Directors
Weighted Average Grant Date Fair Value	$ 53.35		$ 45.42		$ 40.97
Restricted Shares and Restricted Stock Units [Member]
Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested
Fair Value of Restricted Shares and Restricted Stock Units Vested	18,654,000		15,325,000		10,608,000
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested	24,894,000	[3]	20,378,000	[3]	12,157,000	[3]
Restricted Stock [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 50.36		$ 46.24		$ 40.69
Performance Units and Reinvested Dividends on Outstanding Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 50.36		$ 46.24		$ 40.69
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units	64,000		644,000		497,000
Weighted Average Grant Date Fair Value	$ 50.36		$ 46.24		$ 40.69
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Beginning Balance	1,205,000
Nonvested, Weighted Average Grant Date Fair Value, Beginning of Period	$ 42.64
Shares/Units, Granted	64,000		644,000		497,000
Weighted Average Grant Date Fair Value, Granted	$ 50.36		$ 46.24		$ 40.69
Shares/Units, Vested	(467,000)
Weighted Average Grant Date Fair Value, Vested	$ 39.97
Shares/Units, Forfeited	(19,000)
Weighted Average Grant Date Fair Value, Shares/Units, Forfeited	$ 44.57
Nonvested, Shares/Units, Ending Balance	783,000		1,205,000
Nonvested, Weighted Average Grant Date Fair Value, End of Period	$ 44.59		$ 42.64
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units	64,000		644,000		497,000
Weighted Average Grant Date Fair Value	$ 50.36		$ 46.24		$ 40.69
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted	64,000		644,000		497,000
Shares/Units, Vested	(467,000)
Total Aggregate Intrinsic Value of Nonvested Shares	48,000,000
Weighted Average Remaining Contractual Life of Nonvested Shares (in years)	1.61
Restricted Stock [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member]
Status of Nonvested Restricted Shares and Restricted Stock Units
Nonvested, Shares/Units, Ending Balance	55,176
Restricted Stock [Member] | Vested August 3, 2013 [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member]
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Vested			(55,172)
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Vested			(55,172)
Restricted Stock [Member] | Vested August 3, 2014 [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member]
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Vested	(55,172)
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Vested	(55,172)
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 54.08		$ 45.81		$ 41.20
Performance Units and Reinvested Dividends on Outstanding Performance Units
Weighted Average Grant Date Fair Value, Granted	$ 54.08		$ 45.81		$ 41.20
Cash Payouts
Cash Payouts for Stock Unit Accumulation Plan	5,000,000
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units	25,000		33,000		52,000
Weighted Average Grant Date Fair Value	$ 54.08		$ 45.81		$ 41.20
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted	25,000		33,000		52,000
Weighted Average Grant Date Fair Value, Granted	$ 54.08		$ 45.81		$ 41.20
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units	25,000		33,000		52,000
Weighted Average Grant Date Fair Value	$ 54.08		$ 45.81		$ 41.20
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted	25,000		33,000		52,000
Number of Years After Termination of Board Service Participant Can Elect to Have Stock Units Paid in Cash	10
Stock Based Compensation [Member]
Compensation Cost and Actual Tax Benefit Realized for the Tax Deductions from Compensation Cost for Share-based Payment Arrangements
Compensation Cost for Share-based Payment Arrangements	85,414,000	[4]	56,352,000	[4]	51,767,000	[4]
Actual Tax Benefit Realized	29,895,000		19,723,000		18,119,000
Total Compensation Cost Capitalized	23,063,000		13,165,000		10,707,000
Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for Tax Deductions from Stock Options Exercised
Cash Received from Stock Options Exercised	0		5,659,000		3,598,000
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised	0		1,040,000		618,000
Stock Based Compensation (Textuals) [Abstract]
Total Unrecognized Compensation Cost Related to Unvested Share-based Compensation Arrangements Granted	$ 79,000,000
Weighted-average Period of Unrecognized Compensation Costs (in years)	1.35
Granted 2010 [Member] | Restricted Stock [Member] | Vested August 3, 2013 through August 3, 2015 [Member] | Granted to Previous Chief Executive Officer Succession Candidates [Member]
Restricted Stock Units Including Units Awarded for Dividends
Awarded Units	165,520
Status of Nonvested Restricted Shares and Restricted Stock Units
Shares/Units, Granted	165,520
Stock Unit Accumulation Plan for Non-employee Directors
Awarded Units	165,520
Stock Based Compensation (Textuals) [Abstract]
Shares/Units, Granted	165,520

[1]	Intrinsic value is calculated as market price at exercise dates less the option exercise price.
[2]	The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant’s termination of employment.
[3]	Intrinsic value is calculated as market price at exercise date.
[4]	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.